UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Alyssa Albertelli
Artisan Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/10

Date of reporting period: 06/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 96.0%

BRAZIL - 17.7%
BM&F BOVESPA SA	662,900	$4,260,188
Companhia de Bebidas das Americas, Preferred(1)	33,500	3,339,050
Companhia Energetica de Minas Gerais-CEMIG, Preferred(1)	166,371	2,411,227
Companhia Vale do Rio Doce	375,262	9,074,895
Empresa Brasileira de Aeronautica S.A.	356,900	1,834,921
Fleury SA(2)	297,601	3,295,869
Hypermarcas SA(2)	188,200	2,416,884
Iguatemi Empresa de Shopping Centers SA	172,000	3,020,720
Julio Simoes Logistica SA(2)	89,600	407,047
Julio Simoes Logistica SA(2)(4)	293,100	1,331,535
Petroleo Brasileiro S.A.	601,800	10,335,623
Randon SA Implementos e Participacoes, Preferred(1)	477,500	2,722,147
Rodobens Negocios Imobiliarios SA	149,950	976,129
SEB - Sistema Educacional Brasileiro SA (Units)(1)	133,800	1,312,055
SLC Agricola SA	279,082	2,071,855
Tele Norte Leste Participacoes S.A.	114,900	2,399,850
Tim Participacoes S.A., Preferred(1)	1,149,700	3,089,222
Wilson Sons Limited (DR)	156,921	1,869,142

		56,168,359

CHILE - 1.5%
Compania Cervecerias Unidas S.A.	259,915	2,284,758
Empresa Nacional de Telecomunicaciones S.A.	192,969	2,597,422

		4,882,180

CHINA - 13.6%
Airmedia Group, Inc. (DR)(2)	280,601	875,475
Ajisen China Holdings Limited(3)	2,469,913	2,743,589
Chaoda Modern Agriculture (Holdings) Limited(3)	4,642,536	4,501,383
China Dongxiang Group Company(3)	6,088,000	4,018,978
China Mobile Limited(3)	813,500	8,081,816
China Railway Construction Corporation, H Shares(3)	1,493,500	1,868,118
GOME Electrical Appliances Holdings Limited(2)(3)	14,059,587	4,229,803
Huabao International Holdings Limited(3)	4,788,600	6,110,225
Mindray Medical International Limited, Class A (DR)	110,023	3,456,923
Tingyi (Cayman Islands) Holding Corporation(3)	1,698,300	4,122,449
Zhuzhou CSR Times Electric Co., Ltd., H Shares(3)	1,525,200	3,227,662

		43,236,421

CZECH REPUBLIC - 0.9%
CEZ(3)	70,222	2,883,755

EGYPT - 1.7%
Egyptian Financial Group-Hermes Holding(3)	667,316	3,433,296
Orascom Construction Industries(3)	49,591	1,981,820

		5,415,116

HUNGARY - 0.6%
MOL Hungarian Oil and Gas Nyrt., Class A(2)(3)	24,827	2,049,132

INDIA - 5.8%
Cairn India Ltd.(2)(3)	595,149	3,855,890
India Cements Limited(3)	1,197,001	2,755,730
LIC Housing Finance Limited(3)	104,543	2,235,287
Nagarjuna Construction Company Ltd.(3)	788,023	3,154,099
Power Finance Corporation(3)	534,241	3,414,966
Welspun Corporation Ltd.(3)	604,066	2,992,522

		18,408,494

INDONESIA - 4.5%
PT Astra International Tbk(3)	650,000	3,421,581
PT Bank Rakyat Indonesia(3)	3,006,000	3,036,182
PT Indocement Tunggal Prakarsa Tbk(3)	2,278,595	3,924,554
PT Telekomunikasi Indonesia(3)	4,612,000	3,887,771

		14,270,088

ITALY - 0.5%
Tenaris S.A. (DR)(1)	44,765	1,549,317

KAZAKSTAN - 0.9%
KazMunaiGas Exploration Production (DR)(3)	150,411	2,774,768

KOREA - 8.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(3)	119,394	1,807,653
Hyundai Development Company(3)	73,071	1,625,060
MegaStudy Co., Ltd.(3)	11,950	1,576,670
Samsung Electronics Co., Ltd.(3)	21,727	13,642,118
Shinhan Financial Group Co., Ltd.(3)	110,797	4,080,504
Shinsegae Co., Ltd.(3)	7,965	3,438,284

		26,170,289

MEXICO - 5.3%
America Movil SAB de C.V., Series L	2,869,886	6,790,240
Bolsa Mexicana de Valores SA	1,241,214	1,950,156
Grupo Financiero Banorte S.A.B. de C.V.	792,068	3,000,942
Grupo Televisa S.A.	713,262	2,492,795
Urbi, Desarrollos Urbanos, S.A.de C.V.(2)	1,329,209	2,466,627

		16,700,760

NETHERLANDS - 0.3%
Plaza Centers (Europe) BV(2)(3)	665,294	991,504

POLAND - 0.6%
Polski Koncern Naftowy Orlen S.A.(2)(3)	170,856	1,771,773

RUSSIA - 6.7%
Eurasia Drilling Company Ltd. (DR)(3)	54,618	1,050,978
Eurasia Drilling Company Ltd., 144A (DR)(3)	26,670	513,193
Globaltrans Investment PLC (DR)(3)	259,348	3,677,053
LSR Group O.J.S.C. (DR)(2)(3)	202,911	1,510,835
LUKOIL (DR)(3)	91,904	4,727,080
Magnit OAO(3)	25,741	2,094,307
Magnitogorsk Iron & Steel Works (DR)(3)	270,667	2,461,503
Mobile TeleSystems (DR)	203,125	3,891,875
Razguliay Group(2)	958,049	1,245,464

		21,172,288

SOUTH AFRICA - 8.3%
ABSA Group Limited(3)	195,819	3,080,187
African Bank Investments Limited(3)	556,687	2,181,049
Barloworld Limited(3)	290,168	1,521,641
Harmony Gold Mining Company Limited(3)	277,101	2,934,537
Impala Platinum Holdings Limited(3)	238,553	5,530,154
Life Healthcare Group Holdings Pte Ltd.(2)	945,132	1,668,604
Mondi Limited(3)	517,861	3,035,872
Mr. Price Group Limited(3)	364,146	2,111,517
MTN Group Limited(3)	318,956	4,181,353

		26,244,914

SWEDEN - 0.6%
Alliance Oil Co Ltd. (DR)(3)	178,145	1,968,591

TAIWAN - 10.6%
Acer Inc.(3)	918,599	2,130,322
Cathay Financial Holding Co., Ltd.(2)(3)	1,641,292	2,426,348
Chinatrust Financial Holding Company Ltd.(3)	3,731,838	2,036,128
E Ink Holdings Inc(2)(3)	1,981,000	2,400,075
Far Eastern Textile Ltd.(3)	2,027,698	2,089,244
Hon Hai Precision Industry Co., Ltd.(2)(3)	1,317,729	4,628,025
HTC Corporation(3)	336,400	4,463,078
MediaTek Incorporation(3)	268,214	3,740,787
Taiwan Fertilizer Co., Ltd.(3)	1,037,000	2,717,351
Taiwan Semiconductor Manufacturing Company Ltd.(3)	3,717,647	6,951,631

		33,582,989

THAILAND - 2.7%
Bangkok Bank Public Company Limited (DR)(3)	592,500	2,268,245
Bumrungrad Hospital Public Company Limited (DR)(3)	1,723,300	1,645,303
Glow Energy Pcl (DR)(3)	1,843,400	2,106,156
Siam Commercial Bank Public Company Limited (DR)(3)	1,074,300	2,678,370

		8,698,074

TURKEY - 3.9%
Cimsa Cimento Sanayi ve Ticaret A.S.(3)	469,269	2,580,942
Ford Otomotiv Sanayi A.S.(3)	261,422	1,682,066
Tekfen Holding A.S.(3)	455,858	1,339,177
Tupras-Turkiye Petrol Rafinerileri A.S.(3)	90,244	1,636,972
Turkcell Iletisim Hizmetleri AS(3)	468,419	2,423,233
Turkiye Sinai Kalkinma Bankasi A.S.(3)	2,449,456	2,715,575

		12,377,965

UNITED ARAB EMIRATES - 0.7%
Air Arabia(3)	8,974,912	2,073,212

UNITED KINGDOM - 0.4%
Antofagasta plc(3)	116,468	1,351,919

Total common and preferred stocks (Cost $301,713,782)		304,741,908

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $11,135,000(5) (Cost $11,135,000)	$11,135,000	$11,135,000

Total investments - 99.5% (Cost $312,848,782)		315,876,908

Other assets less liabilities - 0.5%	1,558,789

Total net assets - 100.0%(6)	$317,435,697

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $214,302,951 or 67.5% of total net assets.

(4)

Security is restricted. The shares of Julio Simoes Logistica SA were acquired in a private placement. Additionally, the shares of Julio Simoes Logistica SA are freely tradeable outside the United States, where the Fund expects to trade them. Julio Simoes Logistica SA was acquired on April 20, 2010 at an aggregate cost of $1,338,815. In total, the value of this restricted security held by the Fund was $1,331,535 or 0.4% of total net assets.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$11,362,020

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$27,907,285	8.8%
Consumer Staples	25,514,434	8.0
Energy	32,233,317	10.2
Financials	46,809,647	14.7
Healthcare	10,066,699	3.2
Industrials	32,529,531	10.2
Information Technology	37,956,036	12.0
Materials	46,981,039	14.8
Telecommunication Services	37,342,782	11.8
Utilities	7,401,138	2.3

Total common and preferred stocks	304,741,908	96.0
Short-term investments	11,135,000	3.5

Total investments	315,876,908	99.5
Other assets less liabilities	1,558,789	0.5

Total net assets	$317,435,697	100.0%

CURRENCY EXPOSURE - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$56,168,359	17.8%
British pound	2,343,423	0.7
Chilean peso	4,882,180	1.5
Czech koruna	2,883,755	0.9
Egyptian pound	5,415,116	1.7
Hong Kong dollar	38,904,023	12.3
Hungarian forint	2,049,132	0.7
Indian rupee	18,408,494	5.8
Indonesian rupiah	14,270,088	4.5
Korean won	26,170,289	8.3
Mexican peso	16,700,760	5.3
Polish zloty	1,771,773	0.6
South African rand	26,244,914	8.3
Swedish krona	1,968,591	0.6
Taiwan dollar	33,582,989	10.6
Thai baht	8,698,074	2.8
Turkish lira	12,377,965	3.9
United Arab Emirates dirham	2,073,212	0.7
US dollar	40,963,771	13.0

Total investments	$315,876,908	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS AND EQUITY-LINKED SECURITIES - 97.1%

BRAZIL - 2.7%
Companhia de Bebidas das Americas, Preferred(1)	665	$66,283
Fleury SA(2)	4,600	50,944
Itau Unibanco Holding SA, Preferred(1)	4,800	86,427
Natura Cosmeticos SA	1,700	37,673

		241,327

CANADA - 1.0%
Canadian National Railway Company	1,505	86,252

CHINA - 2.4%
China Pacific Insurance (Group) Company, Ltd., H Shares(3)	24,200	95,407
China Unicom (Hong Kong) Limited(3)	40,000	53,476
Huabao International Holdings Limited(3)	50,100	63,927

		212,810

DENMARK - 1.1%
Novo Nordisk A/S, Class B(3)	1,164	93,895

FRANCE - 5.9%
Air Liquide SA(3)	1,069	107,373
Christian Dior SA(3)	1,318	125,233
DANONE S.A.(3)	1,479	78,981
Pernod Ricard SA(3)	1,079	83,468
Schneider Electric SA(3)	1,285	130,061

		525,116

GERMANY - 4.3%
Bayer AG(3)	1,548	86,371
Deutsche Post AG(3)	3,898	56,545
Henkel AG & Co. KGaA, Preferred(1)(3)	1,641	79,831
Linde AG(3)	742	77,912
Symrise AG(3)	3,954	81,686

		382,345

HONG KONG - 2.9%
Dairy Farm International Holdings Limited(3)	7,100	49,302
Esprit Holdings Limited(3)	20,100	108,651
Li & Fung Limited(3)	22,700	101,906

		259,859

INDIA - 1.4%
Housing Development Finance Corporation Ltd., Equity-Linked Security, 144A(1)(2)(3)(4) (5)	2,000	126,081

INDONESIA - 0.8%
PT Bank Rakyat Indonesia(3)	72,500	73,228

ISRAEL - 2.7%
Teva Pharmaceutical Industries Limited (DR)	4,618	240,090

JAPAN - 4.0%
CANON INC.(3)	2,300	85,751
HOYA(3)	4,400	93,429
INPEX CORPORATION(3)	24	133,391
Nitori Co., Ltd.(3)	500	43,036

		355,607

KOREA - 1.4%
Amorepacific Corporation(3)	61	51,849
Samsung Electronics Co., Ltd.(3)	123	77,230

		129,079

NETHERLANDS - 2.4%
Akzo Nobel N.V.(3)	1,989	102,887
Koninklijke Philips Electronics N.V.(3)	3,677	109,602

		212,489

PERU - 0.5%
Credicorp Ltd.	506	45,990

RUSSIA - 2.4%
Gazprom (DR)(3)	8,177	153,797
X5 Retail Group N.V. (DR)(2)(3)	1,748	58,078

		211,875

SOUTH AFRICA - 0.8%
MTN Group Limited(3)	5,674	74,383

SPAIN - 1.5%
Amadeus IT Holding SA(2)(3)	3,598	56,588
Industria de Diseno Textil, S.A.(3)	1,316	74,637

		131,225

SWITZERLAND - 10.5%
Holcim Ltd.(3)	1,262	84,475
Julius Baer Group Ltd.(3)	4,097	116,645
Nestle SA(3)	6,792	327,714
Roche Holding AG - Genussscheine(1)(3)	1,227	168,496
Swatch Group AG(3)	207	57,932
Synthes, Inc.(3)	704	80,952
UBS AG(2)(3)	7,725	102,399

		938,613

TAIWAN - 1.2%
Acer Inc.(3)	28,000	64,935
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	4,492	43,842

		108,777

THAILAND - 0.5%
CP ALL PCL(3)	52,200	45,940

UNITED KINGDOM - 12.5%
Aberdeen Asset Management PLC(3)	22,186	42,469
Babcock International Group plc(3)	10,476	92,879
Experian PLC(3)	14,490	125,460
HSBC Holdings plc(3)	21,675	197,742
Intertek Group plc(3)	3,282	70,194
Reckitt Benckiser Group PLC(3)	2,923	135,208
Reed Elsevier PLC(3)	11,059	81,641
SSL International plc(3)	3,634	43,489
Standard Chartered plc(3)	3,278	79,576
Tesco plc(3)	19,808	111,528
WPP plc(3)	13,905	130,760

		1,110,946

UNITED STATES - 34.2%
3M Company	1,109	87,600
Accenture plc, Class A	4,856	187,684
Allergan, Inc.	1,664	96,945
American Express Company	2,015	79,996
Apple Inc.(2)	399	100,360
The Bank of New York Mellon Corporation	2,818	69,576
CBOE Holdings, Inc.(2)	2,400	78,120
Church & Dwight Company, Inc.	1,337	83,843
Cisco Systems, Inc.(2)	7,166	152,707
CME Group Inc., Class A	468	131,765
Colgate-Palmolive Company	1,025	80,729
Covidien plc	2,625	105,473
DENTSPLY International Inc	2,330	69,690
Dresser-Rand Group Inc.(2)	1,330	41,962
The Dun & Bradstreet Corporation	1,211	81,282
eBay Inc.(2)	4,124	80,872
EMC Corporation(2)	3,795	69,449
Franklin Resources, Inc.	836	72,055
Google Inc., Class A(2)	359	159,737
Johnson & Johnson	2,049	121,014
Mead Johnson Nutrition Company	1,714	85,906
NIKE, Inc., Class B	1,216	82,141
Oracle Corporation	6,803	145,992
PepsiCo, Inc.	1,307	79,662
The Procter & Gamble Company	2,499	149,890
Schlumberger Limited	1,404	77,697
Tesla Motors, Inc.(2)	600	14,298
Thermo Fisher Scientific Inc.(2)	1,296	63,569
United Technologies Corporation	908	58,938
Verisk Analytics, Inc., Class A(2)	1,550	46,345
Visa Inc., Class A	1,851	130,958
The Walt Disney Company	2,466	77,679
The Western Union Company	5,074	75,653

		3,039,587

Total common and preferred stocks and equity-linked securities (Cost $9,635,726)		8,645,514

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $173,000(6) (Cost $173,000)	$173,000	$173,000

Total investments - 99.1% (Cost $9,808,726)		8,818,514

Other assets less liabilities - 0.9%		81,548

Total net assets - 100.0%(7)		$8,900,062

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $4,948,426 or 55.6% of total net assets.

(4)

Security is an equity-linked participation certificate issued by Merrill Lynch International & Co. C.V. As described in
Note (G) in Notes to Form N-Q, equity linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security is restricted and was acquired in a transaction under Rule 144A of the Secuirities Act of 1933, as amended. Restricted securities may be resold in transactions exempt from registration to qualified institutional buyers. Housing Development Finance Corporation Ltd. was acquired in various transactions during the period from April 7, 2010 to May 27, 2010 at an aggregate cost of $123,386. In total, the value of this restricted security acquired in transactions under Rule 144A and held by the Fund was $126,081 or 1.4% of total net assets.

(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.500%	8/15/2039	$177,792

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$897,914	10.1%
Consumer Staples	1,605,885	18.1
Energy	406,847	4.6
Financials	1,397,476	15.7
Healthcare	1,220,928	13.7
Industrials	945,158	10.6
Information Technology	1,525,187	17.1
Materials	518,260	5.8
Telecommunication Services	127,859	1.4

Total common and preferred stocks	8,645,514	97.1
Short-term investments	173,000	2.0

Total investments	8,818,514	99.1
Other assets less liabilities	81,548	0.9

Total net assets	$8,900,062	100.0%

CURRENCY EXPOSURE - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$241,327	2.7%
British pound	1,110,946	12.6
Canadian dollar	86,252	1.0
Danish krone	93,895	1.1
Euro	1,251,175	14.2
Hong Kong dollar	423,367	4.8
Indian rupee	126,081	1.4
Indonesian rupiah	73,228	0.8
Japanese yen	355,607	4.0
Korean won	129,079	1.5
South African rand	74,383	0.9
Swiss franc	938,613	10.7
Taiwan dollar	64,935	0.7
Thai baht	45,940	0.5
US dollar	3,803,686	43.1

Total investments	$8,818,514	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 95.7%

FRANCE - 6.1%
Publicis Groupe(1)	19,528	$776,269
Sodexo(1)	14,405	797,829
Total SA(1)	5,798	258,037

		1,832,135

HONG KONG - 2.7%
Guoco Group Limited(1)	85,250	828,633

IRELAND - 1.7%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)(5)	114,607	500,447

JAPAN - 3.8%
Credit Saison Co., Ltd.(1)	27,400	283,425
Daiwa Securities Group Inc.(1)	66,596	280,150
Mitsubishi UFJ Financial Group, Inc.(1)	62,500	283,322
SANKYO CO., LTD.(1)	6,848	309,294

		1,156,191

SWITZERLAND - 9.6%
Adecco SA(1)	12,022	567,230
Novartis AG(1)	17,001	824,828
Panalpina Welttransport Holding AG(1)(2)	8,980	704,822
Pargesa Holding SA(1)	12,365	810,137

		2,907,017

UNITED KINGDOM - 18.9%
BAE Systems plc(1)	78,728	365,746
Compass Group PLC(1)	90,839	689,195
Diageo plc(1)	57,598	902,507
Experian PLC(1)	175,835	1,522,453
Home Retail Group plc(1)	139,336	440,663
Lloyds Banking Group plc(1)(2)	613,876	487,065
Royal Dutch Shell PLC, Class A(1)	12,684	319,804
Unilever plc (DR)	37,328	997,777

		5,725,210

UNITED STATES - 52.9%
3M Company	6,245	493,293
Accenture plc, Class A	13,322	514,895
American Express Company	32,699	1,298,150
Arch Capital Group Ltd.(2)(6)	14,723	1,096,863
The Bank of New York Mellon Corporation	40,479	999,427
Becton, Dickinson and Company	10,411	703,992
The Chubb Corporation	18,675	933,937
Cintas Corporation	30,175	723,295
Covidien plc	1,852	74,413
Google Inc., Class A(2)	667	296,782
Johnson & Johnson	18,382	1,085,641
Lockheed Martin Corporation	8,142	606,579
Marsh & McLennan Companies, Inc.	51,587	1,163,287
MasterCard Incorporated, Class A	2,247	448,344
Microsoft Corporation	12,318	283,437
Mohawk Industries, Inc.(2)	14,981	685,531
The Procter & Gamble Company	15,422	925,012
The Sherwin-Williams Company	4,344	300,561
Signet Jewelers Ltd.(2)	51,898	1,427,195
Tyco Electronics Ltd.	37,717	957,257
Wal-Mart Stores, Inc.	21,065	1,012,595

		16,030,486

Total common stocks and equity-linked securities (Cost $25,791,854)		28,980,119

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $1,555,000(7) (Cost $1,555,000)	$1,555,000	$1,555,000

Total investments - 100.8% (Cost $27,346,854)		30,535,119

Other assets less liabilities - (0.8%)		(241,886)

Total net assets - 100.0%(8)		$30,293,233

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $11,951,856 or 39.5% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security is restricted. Ryanair Holdings PLC was acquired in transactions under Rule 144A of the Securities Act of 1933, as amended. Restricted securities may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	8/26/09 -6/4/10	$511,088	$500,447	1.7%

(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	8.000%	11/15/2021	$1,589,308

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$5,125,976	16.9%
Consumer Staples	3,837,891	12.7
Energy	577,841	1.9
Financials	8,464,396	27.9
Healthcare	2,688,874	8.9
Industrials	5,483,865	18.1
Information Technology	2,500,715	8.3
Materials	300,561	1.0

Total common stocks and equity-linked securities	28,980,119	95.7
Short-term investments	1,555,000	5.1

Total investments	30,535,119	100.8
Other assets less liabilities	(241,886)	(0.8)

Total net assets	$30,293,233	100.0%

CURRENCY EXPOSURE - JUNE 30, 2010 (Unaudited)

	Value	Percentage of Total Investments
British pound	$4,407,629	14.4%
Euro	2,652,386	8.7
Hong Kong dollar	828,633	2.7
Japanese yen	1,156,191	3.8
Swiss franc	2,907,017	9.5
US dollar	18,583,263	60.9

Total investments	$30,535,119	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 95.0%

AUSTRALIA - 0.4%
Foster’s Group Limited(1)	7,755,237	$36,688,624

BELGIUM - 1.1%
Anheuser-Busch InBev NV(1)	1,987,856	95,484,644

BRAZIL - 0.5%
Petroleo Brasileiro S.A., Preferred (DR)	1,586,263	47,270,637

CANADA - 2.1%
Canadian Pacific Railway Limited	3,513,100	188,372,422

CHINA - 8.7%
Baidu, Inc., Class A (DR)(2)	1,752,860	119,334,709
Beijing Enterprises Holdings Ltd.(1)	5,752,753	37,297,213
China Construction Bank, H Shares(1)	172,387,100	138,728,479
China Life Insurance Co., Limited, H Shares(1)	20,475,600	89,821,734
China Merchants Bank Co., Ltd., H Shares(1)	11,120,804	26,571,821
China Merchants Holdings International Company Limited(1)	15,554,265	51,506,320
Ctrip.com International, Ltd. (DR)(2)	2,009,590	75,480,200
Huabao International Holdings Limited(1)	80,561,405	102,795,873
Industrial and Commercial Bank of China Ltd, H Shares(1)	134,922,800	98,140,054
Tencent Holdings Limited(1)	1,242,300	20,486,029

		760,162,432

DENMARK - 1.2%
Danske Bank A/S(1)(2)	5,251,540	100,856,325

FINLAND - 0.1%
Fortum Oyj(1)	409,722	9,019,696

FRANCE - 10.6%
Accor S.A.(1)(2)	1,975,675	90,730,575
BNP Paribas(1)	2,801,808	149,600,859
Compagnie de Saint-Gobain(1)	1,951,549	72,057,000
Credit Agricole S.A.(1)	3,781,281	38,706,714
Electricite de France (EDF)(1)	673,884	25,609,206
Natixis(1)(2)	19,801,049	85,181,204
Pernod Ricard SA(1)	2,960,307	228,999,897
Unibail-Rodamco(1)	699,087	113,461,861
Vinci SA(1)	2,958,458	121,823,508

		926,170,824

GERMANY - 12.4%
Bayer AG(1)	4,376,202	244,170,443
Daimler AG(1)(2)	4,367,096	221,137,428
Deutsche Post AG(1)	11,835,137	171,681,560
Linde AG(1)	2,177,397	228,632,367
Muenchener Rueckversicherungs-Gesellschaft AG(1)	1,682,341	210,616,078
Rhoen-Klinikum AG(1)	375,546	8,341,339

		1,084,579,215

HONG KONG - 6.0%
The Bank of East Asia, Ltd.(1)	7,225,435	26,020,307
Esprit Holdings Limited(1)	8,323,700	44,993,930
Li & Fung Limited(1)	27,734,899	124,509,195
NWS Holdings Limited(1)	33,563,746	60,069,705
Sands China Ltd.(1)(2)	93,843,559	137,753,171
Wynn Macau Limited(1)(2)	82,909,272	135,637,840

		528,984,148

INDIA - 1.5%
Housing Development Finance Corporation Ltd.(1)	727,743	45,877,127
ICICI Bank Limited (DR)	2,315,794	83,692,795

		129,569,922

ISRAEL - 0.4%
Teva Pharmaceutical Industries Limited (DR)	682,239	35,469,606

ITALY - 1.6%
Intesa Sanpaolo(1)	53,120,431	139,886,599

JAPAN - 5.5%
DENSO CORPORATION(1)	3,397,334	93,929,298
HONDA MOTOR CO., LTD.(1)	3,154,100	91,599,853
MITSUI & CO., LTD.(1)	8,654,300	101,744,036
Nitori Co., Ltd.(1)	1,015,050	87,367,423
SUZUKI MOTOR CORPORATION(1)	5,331,006	104,661,692

		479,302,302

KOREA - 0.4%
NHN Corp.(1)(2)	207,960	30,949,026
NETHERLANDS - 8.6%
Akzo Nobel N.V.(1)	1,847,047	95,544,213
ASML Holding N.V.(1)	13,430,506	368,821,132
ING Groep N.V.(1)(2)	22,524,177	167,230,312
TNT NV(1)	4,907,157	123,681,219

		755,276,876

SINGAPORE - 1.7%
Genting Singapore PLC(1)(2)	78,394,571	64,924,632
Oversea-Chinese Banking Corporation Limited(1)	14,031,900	88,266,046

		153,190,678

SPAIN - 1.9%
Amadeus IT Holding SA(1)(2)	4,647,804	73,099,094
Industria de Diseno Textil, S.A.(1)	1,640,791	93,057,958

		166,157,052

SWEDEN - 0.9%
Sandvik AB(1)	6,776,519	82,487,360

SWITZERLAND - 11.5%
Adecco SA(1)	1,050,390	49,560,226
Credit Suisse Group AG(1)	2,039,651	76,657,750
Holcim Ltd.(1)	3,118,977	208,775,304
Nestle SA(1)	6,825,159	329,313,735
Novartis AG(1)	587,814	28,518,644
Roche Holding AG(1)	340,244	49,349,668
Roche Holding AG - Genussscheine(1) (3)	1,172,353	160,991,746
UBS AG(1)(2)	7,716,553	102,287,236

		1,005,454,309

TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	8,054,560	78,612,506

TURKEY - 0.1%
Coca-Cola Icecek AS(1)	738,938	6,571,635

UNITED KINGDOM - 11.7%
Diageo plc(1)	4,113,561	64,455,658
Experian PLC(1)	20,372,331	176,392,172
HSBC Holdings plc(1)	21,184,500	193,427,798
Imperial Tobacco Group plc(1)	3,251,026	90,646,051
Kingfisher PLC(1)	44,500,214	138,100,600
Smith & Nephew PLC(1)	11,214,132	105,582,476
Tesco plc(1)	44,797,052	252,228,796

		1,020,833,551

UNITED STATES - 5.2%
Accenture plc, Class A	3,807,576	147,162,812
Covidien plc	4,135,901	166,180,502
Philip Morris International Inc.	3,052,045	139,905,743

		453,249,057

Total common and preferred stocks (Cost $8,116,834,559)		8,314,599,446

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $524,541,000(4) (Cost $524,541,000)	$524,541,000	$524,541,000

Total investments - 101.0% (Cost $8,641,375,559)		8,839,140,446
Other assets less liabilities - (1.0%)		(85,987,188)

Total net assets - 100.0%(5)		$8,753,153,258

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $7,233,117,514 or 82.6% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	8.000%	11/15/2021	$269,384,044
U.S. Treasury Note	1.500%	12/31/2013	162,277,613
U.S. Treasury Note	2.250%	1/31/2015	103,375,000

			$535,036,657

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,503,883,795	17.2%
Consumer Staples	1,244,294,783	14.2
Energy	47,270,637	0.5
Financials	1,975,031,099	22.6
Healthcare	798,604,424	9.1
Industrials	1,236,672,741	14.1
Information Technology	838,465,308	9.6
Materials	635,747,757	7.3
Utilities	34,628,902	0.4

Total common and preferred stocks	8,314,599,446	95.0
Short-term investments	524,541,000	6.0

Total investments	8,839,140,446	101.0
Other assets less liabilities	(85,987,188)	(1.0)

Total net assets	$8,753,153,258	100.0%

CURRENCY EXPOSURE - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$36,688,624	0.4%
British pound	981,926,250	11.1
Danish krone	100,856,325	1.2
Euro	3,176,574,906	35.9
Hong Kong dollar	1,133,238,972	12.8
Indian rupee	45,877,127	0.5
Japanese yen	479,302,302	5.4
Korean won	30,949,026	0.4
Singapore dollar	153,190,678	1.7
Swedish krona	82,487,360	0.9
Swiss franc	1,005,454,309	11.4
Turkish lira	6,571,635	0.1
US dollar	1,606,022,932	18.2

Total investments	$8,839,140,446	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.4%

AUSTRALIA - 2.0%
Domino’s Pizza Enterprises Limited(1)	2,991,937	$13,095,997

AUSTRIA - 4.3%
bwin Interactive Entertainment AG(1)	189,314	8,379,270
Flughafen Wien AG(1)	325,854	17,019,248
Wienerberger AG(1) (2)	265,188	3,233,694

		28,632,212

CANADA - 2.3%
Finning International Inc.	935,448	15,491,943

CHINA - 15.9%
Beijing Capital Land Limited, H Shares(1)	10,472,000	2,952,480
Beijing Enterprises Water Group Limited(1)(2)	45,608,000	14,194,409
Beijing Jingkelong Supermarket Chain Group Co Ltd., H Shares(1)	3,707,000	4,262,048
China Everbright International Limited(1)	23,267,700	9,776,617
China Gas Holdings Ltd.(1)	22,716,000	12,745,412
China Real Estate Information Corp. (DR)(2)	501,949	3,990,495
Hengan International Group Company Limited(1)	2,355,050	18,987,974
Intime Department Store Group Company Limited(1)	9,499,000	9,374,342
New World Department Store China(1)	5,429,000	4,932,579
REXLot Holdings Limited(1)	155,875,000	14,223,641
Yingde Gases(1)(2)	12,003,000	11,840,385

		107,280,382

EGYPT - 1.8%
Commercial International Bank (DR)(1)	1,018,993	12,379,600

FRANCE - 3.2%
Laurent-Perrier(1)	71,914	6,016,108
Meetic(1)	341,069	8,665,519
Remy Cointreau SA(1)	94,276	4,986,735
Vilmorin & Cie(1)	24,017	1,987,424

		21,655,786

GERMANY - 11.9%
Gerresheimer AG(1)(2)	582,779	18,550,311
GfK SE(1)	224,885	7,722,492
Sixt AG(1)	211,991	4,938,793
Wacker Neuson SE(1)(2)	1,362,346	16,120,979
Wirecard AG(1)	3,899,149	33,166,006

		80,498,581

HONG KONG - 5.9%
Industrial and Commercial Bank of China (Asia) Limited(1)	7,112,000	18,789,290
Shangri-La Asia Limited(1)	3,694,000	6,882,693
SJM Holdings Limited(1)	17,117,000	14,368,052

		40,040,035

INDIA - 0.2%
ACC Limited(1)	72,000	1,351,909

INDONESIA - 0.1%
Bank Tabungan Negara Tbk PT(1)	3,127,500	577,149

IRELAND - 0.4%
Smurfit Kappa Group PLC(1)(2)	356,826	2,891,261

ITALY - 4.6%
Bulgari S.p.A.(1)	1,318,026	9,450,914
Davide Campari - Milano S.p.A.(1)	4,390,848	21,539,259

		30,990,173

JAPAN - 1.2%
Nichi-iko Pharmaceutical Co., Ltd.(1)	215,900	8,042,074

RUSSIA - 0.8%
Globaltrans Investment PLC (DR)(1)	181,779	2,577,275
Pharmstandard(2)	34,350	2,507,550

		5,084,825

SINGAPORE - 2.9%
City Developments Limited(1)	703,000	5,540,588
SIA Engineering Company(1)	4,919,700	13,936,160

		19,476,748

SWITZERLAND - 8.4%
Bank Sarasin & Cie AG, B Shares(1)	571,673	22,903,757
Nobel Biocare Holding AG(1)	392,037	6,700,414
Schindler Holding AG, Participation Certificates(1)(3)	212,496	17,867,607
Straumann Holding AG(1)	43,409	9,391,927

		56,863,705

TURKEY - 4.1%
Coca-Cola Icecek AS(1)	3,131,103	27,845,999

UNITED KINGDOM - 20.4%
Babcock International Group plc(1)	1,367,401	12,123,210
The Berkeley Group Holdings PLC(1)(2)	848,318	9,626,618
Catlin Group Limited(1)	1,185,339	6,168,722
Enterprise Inns plc(1)(2)	9,728,631	12,609,738
Greene King PLC(1)	1,707,153	9,930,325
Marston’s PLC(1)	4,154,115	5,697,762
Mothercare plc(1)	1,185,369	10,053,331
PartyGaming plc(1)(2)	1,082,884	3,435,048
Persimmon plc(1)(2)	1,198,231	6,200,535
Playtech Ltd.(1)	1,424,424	9,583,745
Premier Foods PLC(1)(2)	37,499,900	10,664,656
Punch Taverns plc(1)(2)	16,046,019	13,589,773
Redrow plc(1)(2)	4,416,939	7,399,225
SSL International plc(1)	1,240,519	14,845,615
VT Group plc(1)	496,713	5,721,964

		137,650,267

UNITED STATES - 2.0%
AsiaInfo Holdings, Inc.(2)	604,770	13,220,272

Total common stocks (Cost $576,583,897)		623,068,918

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $47,196,000(4) (Cost $47,196,000)	$47,196,000	$47,196,000

Total investments - 99.4% (Cost $623,779,897)		670,264,918

Other assets less liabilities - 0.6%	3,878,607

Total net assets - 100.0%(5)	$674,143,525

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $587,858,658 or 87.2% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.50%	8/15/2039	$48,142,740

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$166,972,335	24.7%
Consumer Staples	96,290,203	14.3
Financials	73,302,081	10.9
Healthcare	60,037,891	8.9
Industrials	118,807,490	17.6
Information Technology	64,635,542	9.6
Materials	16,083,555	2.4
Utilities	26,939,821	4.0

Total common stocks	623,068,918	92.4
Short-term investments	47,196,000	7.0

Total investments	670,264,918	99.4
Other assets less liabilities	3,878,607	0.6

Total net assets	$674,143,525	100.0%

CURRENCY EXPOSURE - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$13,095,997	1.9%
British pound	137,650,267	20.5
Canadian dollar	15,491,943	2.3
Euro	164,668,013	24.6
Hong Kong dollar	143,329,922	21.4
Indian rupee	1,351,909	0.2
Indonesian rupiah	577,149	0.1
Japanese yen	8,042,074	1.2
Singapore dollar	19,476,748	2.9
Swiss franc	56,863,705	8.5
Turkish lira	27,845,999	4.2
US dollar	81,871,192	12.2

Total investments	$670,264,918	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	SharesHeld	Value
COMMON STOCKS AND EQUITY- LINKED SECURITIES - 91.7%

BELGIUM - 0.6%
Groupe Bruxelles Lambert S.A.(1)	242,332	$16,832,003

FRANCE - 10.5%
Gemalto NV(1)	888,383	33,234,093
Publicis Groupe(1)	2,200,354	87,467,565
Societe Television Francaise 1(1)	2,005,060	26,204,451
Sodexo(1)	1,522,437	84,320,975
Total SA(1)	1,494,522	66,512,929

		297,740,013

HONG KONG - 3.0%
Guoco Group Limited(1)	8,825,800	85,787,075

IRELAND - 2.7%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1) (2)(3)(4)(5)	17,464,419	76,260,676

JAPAN - 8.1%
Aderans Holdings Company Limited(1)	1,832,000	22,047,911
Credit Saison Co., Ltd.(1)	3,958,159	40,943,181
Daiwa Securities Group Inc.(1)	9,624,431	40,487,175
MEITEC CORPORATION(1)	536,201	9,666,130
Mitsubishi UFJ Financial Group, Inc.(1)	6,807,500	30,859,487
Mitsubishi UFJ Financial Group, Inc.(1)(5)	3,654,200	16,565,073
SANKYO CO., LTD.(1)	1,234,538	55,758,575
SEINO HOLDINGS CO., LTD.(1)	1,713,800	11,776,891

		228,104,423

KOREA - 0.5%
Lotte Chilsung Beverage Co., Ltd.(1)	21,747	14,087,684

NETHERLANDS - 1.0%
Wolters Kluwer NV(1)	1,477,670	28,196,643

SINGAPORE - 0.1%
ARA Asset Management Limited(1)	3,085,581	2,371,516

SWITZERLAND - 17.2%
Adecco SA(1)	1,650,767	77,887,629
Givaudan SA(1)	92,161	77,898,554
Nestle SA(1)	994,772	47,997,722
Novartis AG(1)	1,965,676	95,367,606
Panalpina Welttransport Holding AG(1)(2)	1,156,769	90,792,412
Pargesa Holding SA(1)	1,308,798	85,750,613
Tamedia AG(1)	135,772	10,305,968

		486,000,504

UNITED KINGDOM - 29.6%

BAE Systems plc(1)	6,198,793	28,797,692
Brit Insurance Holdings PLC(1)	2,502,730	33,709,636
Carpetright PLC(1)	2,051,484	19,517,332
Compass Group PLC(1)	11,773,526	89,325,698
Diageo plc(1)	5,199,764	81,475,444
Experian PLC(1)	17,388,918	150,560,533
Home Retail Group plc(1)	10,461,309	33,084,889
Lancashire Holdings Ltd(1)	4,417,621	32,693,124
Lloyds Banking Group plc(1)(2)	64,278,146	50,999,930
Qinetiq Group PLC(1)	31,486,818	54,723,776
Reed Elsevier PLC(1)	11,533,849	85,146,454
Royal Dutch Shell PLC, Class A(1)	2,228,088	56,177,248
Savills Plc(1)(6)	8,263,361	33,831,939
Unilever plc (DR)	3,143,670	84,030,299
Vitec Group PLC(1)	625,988	3,992,148

		838,066,142

UNITED STATES - 18.4%

Accenture plc, Class A	2,067,650	79,914,672
Arch Capital Group Ltd.(2)(6)	1,494,532	111,342,634
Covidien plc	2,734,059	109,854,491
Signet Jewelers Ltd.(2)	4,211,097	115,805,167
Tyco Electronics Ltd.	4,125,360	104,701,637

		521,618,601

Total common stocks and equity-linked securities (Cost $2,546,827,560)		2,595,065,280

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $208,963,000(7) (Cost $208,963,000)	$208,963,000	$208,963,000

Total investments - 99.1% (Cost $2,755,790,560)		2,804,028,280
Other assets less liabilities - 0.9%		26,810,431

Total net assets - 100.0%(8)		$2,830,838,711

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $1,989,416,380 or 70.3% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of restricted securities may be resold in transactions exempt from registration to qualified institutional buyers. The shares of Mitsubishi UFG Financial Group, Inc., were acquired in a private placement. Additionally, the shares of the Mitsubishi UFJ Financial Group, Inc. are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08-6/2/10	$72,904,740	$76,260,676	2.7%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	$17,639,402	$16,565,073	0.6%

			$92,825,749	3.3%

(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.500%	8/15/2039	$213,144,828

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$639,125,865	22.6%
Consumer Staples	249,639,060	8.8
Energy	122,690,177	4.3
Financials	582,173,386	20.6
Healthcare	205,222,097	7.2
Industrials	500,465,739	17.7
Information Technology	217,850,402	7.7
Materials	77,898,554	2.8

Total common stocks and equity-linked securities	2,595,065,280	91.7
Short-term investments	208,963,000	7.4

Total investments	2,804,028,280	99.1
Other assets less liabilities	26,810,431	0.9

Total net assets	$2,830,838,711	100.0%

CURRENCY EXPOSURE - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Investments
British pound	$697,858,595	24.9%
Euro	475,206,583	16.9
Hong Kong dollar	85,787,075	3.1
Japanese yen	228,104,423	8.1
Korean won	14,087,684	0.5
Singapore dollar	2,371,516	0.1
Swiss franc	486,000,504	17.3
US dollar	814,611,900	29.1

Total investments	$2,804,028,280	100.0%

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 19.9%
Auto Components - 2.0%
BorgWarner Inc.(1)	2,203,899	$82,293,589

Automobiles - 0.1%
Tesla Motors, Inc.(1)	239,600	5,709,668

Distributors - 1.7%
LKQ Corporation(1)	3,628,401	69,955,571

Hotels, Restaurants & Leisure - 6.7%
Chipotle Mexican Grill, Inc.(1)	377,600	51,659,456
Ctrip.com International, Ltd. (DR)(1) (2)	1,977,600	74,278,656
Home Inns & Hotels Management, Inc. (DR)(1)(2)	771,500	30,119,360
Panera Bread Company, Class A(1)	114,400	8,613,176
Starbucks Corporation	558,583	13,573,567
Starwood Hotels & Resorts Worldwide, Inc.	1,504,822	62,344,776
Wynn Resorts, Limited	538,300	41,056,141

		281,645,132
Household Durables - 2.4%
Gafisa S.A. (DR)(2)	1,995,500	24,165,505
Garmin Ltd.	627,300	18,304,614
Harman International Industries, Incorporated(1)	1,924,400	57,520,316

		99,990,435
Multiline Retail - 2.5%
Kohl’s Corporation(1)	2,236,064	106,213,040

Specialty Retail - 1.4%
Dick’s Sporting Goods, Inc., Class A(1)	1,690,800	42,084,012
O’Reilly Automotive, Inc.(1)	311,400	14,810,184

		56,894,196
Textiles, Apparel & Luxury Goods - 3.1%
Coach, Inc.	2,267,800	82,888,090
Polo Ralph Lauren Corporation, Class A	652,800	47,628,288

		130,516,378
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Hansen Natural Corporation(1)	296,212	11,584,851

ENERGY - 4.4%
Energy Equipment & Services - 4.4%
Cameron International Corporation(1)	1,424,200	46,314,984
Core Laboratories N.V.	202,700	29,920,547
Dresser-Rand Group Inc.(1)	1,643,996	51,868,074
Helmerich & Payne, Inc.	1,534,000	56,021,680

		184,125,285

FINANCIALS - 6.3%
Capital Markets - 1.7%
Ares Capital Corporation	2,623,800	32,876,214
Greenhill & Co., Inc.	593,386	36,273,686

		69,149,900
Commercial Banks - 2.7%
FirstMerit Corporation	3,514,000	60,194,820
HDFC BANK LIMITED (DR)(2)	379,148	54,206,790

		114,401,610
Diversified Financial Services - 1.9%
CME Group Inc., Class A	275,541	77,578,569

HEALTHCARE - 14.4%
Biotechnology - 0.5%
Human Genome Sciences, Inc.(1)	508,700	11,527,142
Vertex Pharmaceuticals Incorporated(1)	292,500	9,623,250

		21,150,392
Health Care Equipment & Supplies - 3.0%
Edwards Lifesciences Corporation(1)	1,442,200	80,792,044
Intuitive Surgical, Inc.(1)	65,312	20,613,773
NuVasive, Inc.(1)	724,870	25,703,890

		127,109,707
Health Care Providers & Services - 0.9%
Community Health Systems, Inc.(1)	1,134,800	38,367,588

Health Care Technology - 4.8% athenahealth, Inc.(1)(3)	1,754,100	45,834,633
Cerner Corporation(1)	2,026,200	153,768,318

		199,602,951
Life Sciences Tools & Services - 1.1%
Illumina, Inc.(1)	1,025,796	44,652,900

Pharmaceuticals - 4.1%
Allergan, Inc.	2,967,161	172,866,800

INDUSTRIALS - 15.7%
Aerospace & Defense - 2.9%
Precision Castparts Corp.	1,160,420	119,430,426

Air Freight & Logistics - 3.3%
C.H. Robinson Worldwide, Inc.	1,525,202	84,892,743
Expeditors International of Washington, Inc.	1,572,627	54,271,358

		139,164,101
Construction & Engineering - 0.1%
Fluor Corporation	143,519	6,099,558

Electrical Equipment - 2.7%
Cooper Industries plc	652,400	28,705,600
Roper Industries, Inc.	1,492,054	83,495,342

		112,200,942
Machinery - 3.8%
Cummins Inc.	1,645,500	107,171,415
Gardner Denver, Inc.	952,100	42,454,139
PACCAR Inc	245,806	9,800,285

		159,425,839
Professional Services - 1.8%
IHS Inc., Class A(1)	708,300	41,378,886
Verisk Analytics, Inc., Class A(1)	1,148,700	34,346,130

		75,725,016
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	1,353,226	44,209,893

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 0.9%
Juniper Networks, Inc.(1)	1,742,927	39,773,594

Computers & Peripherals - 1.6%
NetApp, Inc.(1)	1,758,275	65,601,240

Electronic Equipment & Instruments - 5.0%
Agilent Technologies, Inc.(1)	4,090,500	116,292,915
Trimble Navigation Limited(1)	3,321,999	93,015,972

		209,308,887
Internet Software & Services - 4.9%
GSI Commerce, Inc.(1)	2,036,300	58,645,440
MercadoLibre, Inc.(1)	1,733,900	91,116,445
Vistaprint N.V.(1)	1,163,600	55,259,364

		205,021,249
IT Services - 1.2%
Cognizant Technology Solutions Corporation, Class A(1)	716,400	35,862,984
The Western Union Company	892,792	13,311,529

		49,174,513
Semiconductors & Semiconductor Equipment - 7.6%
ARM Holdings PLC (DR)(2)	7,392,700	91,669,480
Broadcom Corporation, Class A	2,723,919	89,807,609
Cree, Inc.(1)	1,073,311	64,430,859
MEMC Electronic Materials, Inc.(1)	3,674,998	36,308,980
NVIDIA Corporation(1)	2,274,376	23,221,379
Varian Semiconductor Equipment Associates, Inc.(1)	480,100	13,759,666

		319,197,973
Software - 13.5%
ANSYS, Inc.(1)	1,821,300	73,890,141
AsiaInfo Holdings, Inc.(1)	1,186,900	25,945,634
Autodesk, Inc.(1)	771,937	18,804,385
Blackboard Inc.(1)	1,437,000	53,643,210
Citrix Systems, Inc.(1)	2,369,460	100,062,296
Concur Technologies, Inc.(1)	714,700	30,503,396
Electronic Arts Inc.(1)	159,100	2,291,040
Red Hat, Inc.(1)	2,030,388	58,759,429
Rovi Corporation(1)	1,818,400	68,935,544
salesforce.com, inc.(1)	711,935	61,098,262
VMware, Inc., Class A(1)	1,096,302	68,617,542

		562,550,879

Total common stocks (Cost $3,251,501,433)		4,000,692,672

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $145,782,000(4) (Cost $145,782,000)	$145,782,000	$145,782,000

Total investments - 99.2% (Cost $3,397,283,433)		4,146,474,672

Other assets less liabilities - 0.8%		35,319,147

Total net assets - 100.0%(5)		$4,181,793,819

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings PLC (DR)	United Kingdom	US dollar
Ctrip.com International, Ltd. (DR)	China	US dollar
Gafisa S.A. (DR)	Brazil	US dollar
HDFC BANK LIMITED (DR)	India	US dollar
Home Inns & Hotels Management, Inc. (DR)	China	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	8.00%	11/15/2021	$148,699,172

(5) Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.6%
BorgWarner Inc. (1)	901,000	$33,643,340

Diversified Consumer Services - 2.1%
H&R Block, Inc.	7,036,100	110,396,409

Hotels, Restaurants & Leisure - 1.6%
Burger King Holdings, Inc.	4,809,100	80,985,244

Household Durables - 1.3%
Mohawk Industries, Inc.(1)	1,537,600	70,360,576

Leisure Equipment & Products - 1.6%
Mattel, Inc.	3,919,900	82,945,084

Media - 2.1%
Omnicom Group Inc.	3,177,400	108,984,820

Specialty Retail - 0.5%
AutoZone, Inc.(1)	139,900	27,031,478

CONSUMER STAPLES - 6.7%
Food & Staples Retailing - 3.6%
The Kroger Co.	5,745,100	113,121,019
Sysco Corporation	2,663,600	76,099,052

		189,220,071
Food Products - 3.1%
Campbell Soup Company	2,260,500	80,993,715
H.J. Heinz Company	1,805,500	78,033,710

		159,027,425
ENERGY - 9.1%
Energy Equipment & Services - 3.7%
Nabors Industries Ltd.(1)	6,573,500	115,825,070
Pride International, Inc.(1)	3,460,500	77,307,570

		193,132,640
Oil, Gas & Consumable Fuels - 5.4%
Chesapeake Energy Corporation	1,839,700	38,541,715
Cimarex Energy Co.	1,715,590	122,801,932
EOG Resources, Inc.	327,800	32,245,686
Southwestern Energy Company(1)	2,227,000	86,051,280

		279,640,613
FINANCIALS - 18.9%
Insurance - 16.9%
Alleghany Corporation(1) (2)	516,401	151,460,413
Allied World Assurance Company Holdings, Ltd	1,990,300	90,319,814
The Allstate Corporation	3,862,300	110,963,879
Arch Capital Group Ltd.(1)(2)	1,667,173	124,204,389
Brown & Brown, Inc.	4,223,000	80,828,220
Fidelity National Financial, Inc.	10,178,981	132,224,963
The Progressive Corporation	5,422,300	101,505,456
W. R. Berkley Corporation	3,238,300	85,685,418

		877,192,552
Real Estate Investment Trusts (REITS) - 2.0%
Annaly Capital Management, Inc.	6,138,600	105,276,990

HEALTHCARE - 3.6%
Health Care Equipment & Supplies - 1.8%
Stryker Corporation	1,861,200	93,171,672

Health Care Providers & Services - 1.8%
CIGNA Corporation	2,969,350	92,228,011

INDUSTRIALS - 20.1%
Aerospace & Defense - 3.8%
L-3 Communications Holdings, Inc.	1,759,500	124,642,980
Rockwell Collins, Inc.	1,387,853	73,736,630

		198,379,610
Commercial Services & Supplies - 1.9%
Cintas Corporation	4,152,800	99,542,616

Construction & Engineering - 2.7%
Fluor Corporation	1,066,100	45,309,250
Jacobs Engineering Group Inc.(1)	2,650,800	96,595,152

		141,904,402
Electrical Equipment - 3.2%
Acuity Brands, Inc.(2)	1,816,815	66,095,730
Hubbell Inc., Class B	2,496,000	99,066,240

		165,161,970
Professional Services - 6.8%
The Dun & Bradstreet Corporation	1,237,200	83,040,864
Equifax Inc.	3,987,700	111,894,862
Manpower Inc.	1,708,000	73,751,440
Towers Watson & Co., Class A	2,165,100	84,114,135

		352,801,301
Road & Rail - 1.7%
Ryder System, Inc.(2)	2,159,500	86,876,685

INFORMATION TECHNOLOGY - 20.4%
Electronic Equipment & Instruments - 6.4%
Arrow Electronics, Inc.(1)	4,584,000	102,452,400
Avnet, Inc.(1)	4,400,310	106,091,474
Ingram Micro Inc., Class A(1)(2)	8,219,600	124,855,724

		333,399,598
IT Services - 8.6%
Hewitt Associates, Inc.(1)	3,384,600	116,633,316
SAIC, Inc.(1)	6,724,100	112,561,434
Total System Services, Inc.	7,488,000	101,836,800
The Western Union Company	7,735,800	115,340,778

		446,372,328
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	3,261,900	90,876,534
National Semiconductor Corporation	7,306,800	98,349,528

		189,226,062
Software - 1.8%
SYNOPSYS, INC.(1)	4,411,000	92,057,570

UTILITIES - 8.6%
Electrical Utilities - 1.2%
Westar Energy, Inc.	2,894,100	62,541,501

Multi-Utilities - 5.5%
OGE Energy Corp.	2,627,500	96,061,400
SCANA Corporation	2,506,800	89,643,168
Xcel Energy Inc.	4,759,800	98,099,478

		283,804,046
Water Utilities - 1.9%
American Water Works Company, Inc.	4,766,100	98,181,660

Total common stocks (Cost $4,976,271,759)		5,053,486,274

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $173,825,000(3) (Cost $173,825,000)	$173,825,000	$173,825,000

Total investments - 100.6% (Cost $5,150,096,759)		5,227,311,274

Other assets less liabilities - (0.6%)		(29,730,542)

Total net assets - 100.0%(4)		$5,197,580,732

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	8.000%	11/15/2021	$25,458,224
U.S. Treasury Note	4.500%	8/15/2039	151,845,480

			$177,303,704

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN OPPORTUNISTIC GROWTH FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 90.0%

CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.0%
BorgWarner Inc.(1)	15,200	$567,568

Distributors - 1.5%
Li & Fung Limited(2)(3)	189,200	849,368

Hotels, Restaurants & Leisure - 7.4%
Ctrip.com International, Ltd. (DR)(1)(3)	40,300	1,513,668
Starbucks Corporation	57,652	1,400,944
Wynn Macau Limited(1)(2)(3)	857,000	1,402,034

		4,316,646

Multiline Retail - 0.8%
Kohl’s Corporation(1)	10,008	475,380

Textiles, Apparel & Luxury Goods - 3.1%
Compagnie Financiere Richemont SA (A Units)(2)(3)	34,400	1,196,796
Polo Ralph Lauren Corporation, Class A	8,600	627,456

		1,824,252

ENERGY - 2.3%
Energy Equipment & Services - 2.3%
Schlumberger Limited	24,375	1,348,913

FINANCIALS - 5.7%
Commercial Banks - 2.3%
HDFC BANK LIMITED (DR)(3)	9,525	1,361,789

Diversified Financial Services - 3.4%
CME Group Inc., Class A	4,880	1,373,964
JPMorgan Chase & Co.	16,675	610,472

		1,984,436

HEALTHCARE - 11.0%
Health Care Equipment & Supplies - 2.1%
Edwards Lifesciences Corporation(1)	22,400	1,254,848

Health Care Providers & Services - 1.0%
Community Health Systems, Inc.(1)	18,026	609,459

Health Care Technology - 3.2%
Cerner Corporation(1)	25,079	1,903,245

Pharmaceuticals - 4.7%
Allergan, Inc.	47,475	2,765,894

INDUSTRIALS - 14.8%
Aerospace & Defense - 2.4%
Precision Castparts Corp.	13,425	1,381,701

Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	23,000	1,280,180

Electrical Equipment - 2.7%
ABB Limited (DR)(3)	50,700	876,096
Emerson Electric Co.	16,500	720,885

		1,596,981
Machinery - 5.2%
Cummins Inc.	32,100	2,090,673
Weg S.A.(3)	103,300	955,740

		3,046,413
Road & Rail - 2.3%
Localiza Rent a Car SA(3)	117,400	1,362,621

INFORMATION TECHNOLOGY - 42.4%
Computers & Peripherals - 12.1%
Apple Inc.(1)	15,225	3,829,544
EMC Corporation(1)	177,800	3,253,740

		7,083,284
Electronic Equipment & Instruments - 7.7%
Agilent Technologies, Inc.(1)	97,200	2,763,396
Trimble Navigation Limited(1)	62,300	1,744,400

		4,507,796
Internet Software & Services - 5.6%
Google Inc., Class A(1)	7,355	3,272,607

IT Services - 3.1%
Visa Inc., Class A	25,600	1,811,200

Semiconductors & Semiconductor Equipment - 8.3%
ARM Holdings PLC(2)(3)	530,400	2,194,475
Broadcom Corporation, Class A	41,025	1,352,594
MediaTek Incorporation(2)(3)	45,600	635,984
MEMC Electronic Materials, Inc.(1)	66,940	661,367

		4,844,420
Software - 5.6%
Citrix Systems, Inc.(1)	59,000	2,491,570
Rovi Corporation(1)	21,400	811,274

		3,302,844

Total common stocks (Cost $47,547,086)		52,751,845

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $6,557,000(4) (Cost $6,557,000)	$6,557,000	$6,557,000

Total investments -101.2% (Cost $54,104,086)		59,308,845

Other assets less liabilities - (1.2%)		(716,941)

Total net assets -100.0%(5)		$58,591,904

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $6,278,657 or 10.7% of total net assets.

(3)	The Fund considers the company to be from outside of the United States. See the Fund's Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ABB Limited (DR)	Switzerland	US dollar
ARM Holdings PLC	United Kingdom	British pound
Compagnie Financiere Richemont SA (A Units)	Switzerland	Swiss franc
Ctrip.com International, Ltd. (DR)	China	US dollar
HDFC BANK LIMITED (DR)	India	US dollar
Li & Fung Limited	Hong Kong	Hong Kong dollar
Localiza Rent a Car SA	Brazil	Brazilian real
MediaTek Incorporation	Taiwan	Taiwan dollar
Weg S.A.	Brazil	Brazilian real
Wynn Macau Limited	Hong Kong	Hong Kong dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	8.00%	11/15/2021	$6,694,136

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE - JUNE 30, 2010

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$2,318,361	3.9%
British pound	2,194,475	3.7
Hong Kong dollar	2,251,402	3.8
Swiss franc	1,196,796	2.0
Taiwan dollar	635,984	1.1
US dollar	50,711,827	85.5

Total investments	$59,308,845	100.0%

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 2.0%
Media - 2.0%
Comcast Corporation, Class A Special(1)	292,400	$4,804,132

CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 5.1%
Wal-Mart Stores, Inc.	257,400	12,373,218

ENERGY - 11.9%
Energy Equipment & Services - 2.2%
Nabors Industries Ltd.(2)	305,200	5,377,624

Oil, Gas & Consumable Fuels - 9.7%
Apache Corporation	77,900	6,558,401
Chesapeake Energy Corporation	238,600	4,998,670
Exxon Mobil Corporation	207,000	11,813,490

		23,370,561

FINANCIALS - 23.7%
Insurance - 21.0%
Alleghany Corporation(2)	23,638	6,933,025
The Allstate Corporation	182,450	5,241,789
Arch Capital Group Ltd.(2) (3)	139,000	10,355,500
Berkshire Hathaway Inc., Class B(2)	82,300	6,558,487
The Chubb Corporation	203,200	10,162,032
Fidelity National Financial, Inc.	433,000	5,624,670
The Progressive Corporation	306,000	5,728,320

		50,603,823
Real Estate Investment Trusts (REITS) - 2.7%
Annaly Capital Management, Inc.	371,900	6,378,085

HEALTHCARE - 14.9%
Health Care Equipment & Supplies - 4.4%
Baxter International Inc.	261,900	10,643,616

Health Care Providers & Services - 2.1%
CIGNA Corporation	159,800	4,963,388

Pharmaceuticals - 8.4%
Johnson & Johnson	171,900	10,152,414
Pfizer Inc.	701,200	9,999,112

		20,151,526

INDUSTRIALS - 7.1%
Aerospace & Defense - 7.1%
Lockheed Martin Corporation	131,700	9,811,650
Raytheon Company	149,600	7,239,144

		17,050,794

INFORMATION TECHNOLOGY - 33.9%
Computers & Peripherals - 4.7%
Hewlett-Packard Company	264,000	11,425,920

Electronic Equipment & Instruments - 5.1%
Corning Incorporated	248,200	4,008,430
Ingram Micro Inc., Class A(2)(3)	539,300	8,191,967

		12,200,397
IT Services - 14.0%
Accenture plc, Class A	269,900	10,431,635
International Business Machines Corporation	95,600	11,804,688
Total System Services, Inc.	388,000	5,276,800
The Western Union Company	413,700	6,168,267

		33,681,390
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	547,400	6,579,748
Texas Instruments Incorporated	280,300	6,525,384

		13,105,132
Software - 4.7%
Microsoft Corporation	492,800	11,339,328

Total common stocks (Cost $240,148,468)		237,468,934

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $4,201,000(4) (Cost $4,201,000)	$4,201,000	$4,201,000

Total investments - 100.3% (Cost $244,349,468)		241,669,934

Other assets less liabilities - (0.3%)		(696,966)

Total net assets - 100.0%(5)		$240,972,968

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.500%	8/15/2039	$4,289,232

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.1%
Tesla Motors, Inc.(1)	18,400	$438,472

Distributors - 3.2%
LKQ Corporation(1)	542,600	10,461,328

Diversified Consumer Services - 0.5%
K12 Inc.(1)	70,100	1,554,818

Hotels, Restaurants & Leisure - 1.3%
Home Inns & Hotels Management, Inc. (DR)(1) (2)	62,800	2,451,712
WMS Industries(1)	48,300	1,895,775

		4,347,487
Household Durables - 0.7%
Harman International Industries, Incorporated(1)	70,700	2,113,223

Specialty Retail - 6.0%
The Gymboree Corporation(1)	121,500	5,189,265
Hibbett Sports, Inc.(1)	272,550	6,530,298
Monro Muffler Brake, Inc.	166,600	6,585,698
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	39,800	941,668

		19,246,929
Textiles, Apparel & Luxury Goods - 1.8%
Iconix Brand Group, Inc.(1)	411,000	5,906,070

CONSUMER STAPLES - 0.9%
Food Products - 0.9%
TreeHouse Foods, Inc.(1)	61,300	2,798,958

ENERGY - 5.2%
Energy Equipment & Services - 3.9%
Core Laboratories N.V.	59,200	8,738,512
Dril-Quip, Inc.(1)	89,700	3,948,594

		12,687,106
Oil, Gas & Consumable Fuels - 1.3%
Comstock Resources, Inc.(1)	151,400	4,196,808

FINANCIALS - 8.7%
Capital Markets - 4.0%
Ares Capital Corporation	814,061	10,200,185
Greenhill & Co., Inc.	43,700	2,671,381

		12,871,566
Commercial Banks - 3.1%
FirstMerit Corporation	297,300	5,092,749
MB Financial, Inc.	266,200	4,895,418

		9,988,167
Insurance - 1.6%
Reinsurance Group of America, Incorporated	111,900	5,114,949

HEALTHCARE - 13.0%
Biotechnology - 1.6%
AMAG Pharamaceuticals, Inc.(1)	54,400	1,868,640
Cepheid(1)	215,400	3,450,708

		5,319,348

Health Care Equipment & Supplies - 3.5%
Conceptus, Inc.(1)	126,100	1,964,638
DexCom, Inc.(1)	84,900	981,444
Masimo Corporation	231,200	5,504,872
NuVasive, Inc.(1)	80,200	2,843,892

		11,294,846
Health Care Providers & Services - 5.1%
Catalyst Health Solutions, Inc.(1)	104,100	3,591,450
Clarient, Inc.(1)	858,500	2,644,180
Health Management Associates, Inc.(1)	108,900	846,153
HMS Holdings Corp.(1)	98,700	5,351,514
PSS World Medical, Inc.(1)	193,800	4,098,870

		16,532,167
Health Care Technology - 2.2%
athenahealth, Inc.(1)(3)	195,000	5,095,350
Quality Systems, Inc.	34,400	1,994,856

		7,090,206
Life Sciences Tools & Services - 0.6%
ICON PLC (DR)(1)(2)	65,200	1,883,628

INDUSTRIALS - 19.0%
Aerospace & Defense - 3.4%
AAR CORP.(1)	232,700	3,895,398
Hexcel Corporation(1)	461,300	7,154,763

		11,050,161
Commercial Services & Supplies - 4.4%
Clean Harbors, Inc.(1)	70,000	4,648,700
Waste Connections, Inc.(1)	272,625	9,511,886

		14,160,586
Electrical Equipment - 2.4%
Harbin Electric, Inc(1)	194,900	3,245,085
Regal-Beloit Corporation	77,800	4,339,684

		7,584,769
Machinery - 4.8%
IDEX Corporation	187,900	5,368,303
The Middleby Corporation(1)	62,200	3,308,418
Robbins & Myers, Inc.	305,100	6,632,874

		15,309,595
Professional Services - 1.0%
FTI Consulting, Inc.(1)	76,000	3,312,840

Road & Rail - 1.8%
Old Dominion Freight Line, Inc.(1)	168,700	5,928,118

Transportation Infrastructure - 1.2%
Aegean Marine Petroleum Network Inc.(2)	192,600	3,848,148

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 0.7%
Riverbed Technology, Inc.(1)	77,800	2,148,836

Computers & Peripherals - 0.7%
Synaptics Incorporated(1)	79,000	2,172,500

Electronic Equipment & Instruments - 1.8%
Brightpoint, Inc.(1)	834,000	5,838,000

Internet Software & Services - 6.8%
Constant Contact, Inc.(1)	127,200	2,713,176
GSI Commerce, Inc.(1)	388,900	11,200,320
MercadoLibre, Inc.(1)	62,800	3,300,140
Vistaprint N.V.(1)	97,000	4,606,530

		21,820,166
IT Services - 0.8%
Euronet Worldwide, Inc.(1)	204,580	2,616,578

Semiconductors & Semiconductor Equipment - 6.0%
Atheros Communications, Inc.(1)	268,000	7,380,720
Microsemi Corporation(1)	300,300	4,393,389
Nanometrics Incorporated(1)	198,600	2,003,874
Tessera Technologies, Inc.(1)	104,100	1,670,805
Varian Semiconductor Equipment Associates, Inc.(1)	131,000	3,754,460

		19,203,248
Software - 17.9%
ANSYS, Inc.(1)	139,400	5,655,458
AsiaInfo Holdings, Inc.(1)	138,200	3,021,052
Blackboard Inc.(1)	134,600	5,024,618
CommVault Systems, Inc.(1)	406,800	9,153,000
Concur Technologies, Inc.(1)	128,600	5,488,648
Informatica Corporation(1)	302,100	7,214,148
Progress Software Corporation(1)	178,900	5,372,367
Quest Software, Inc.(1)	177,100	3,194,884
Rovi Corporation(1)	226,200	8,575,242
SolarWinds, Inc.(1)	190,900	3,062,036
SuccessFactors, Inc.(1)	89,400	1,858,626

		57,620,079
UTILITIES - 1.7%
Electrical Utilities - 1.7%
ITC Holdings Corp.	101,100	5,349,201

Total common stocks (Cost $244,763,896)		311,808,901

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $8,293,000(4) (Cost $8,293,000)	$8,293,000	$8,293,000

Total investments - 99.4% (Cost $253,056,896)		320,101,901

Other assets less liabilities - 0.6%		2,061,898

Total net assets - 100.0%(5)		$322,163,799

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Aegean Marine Petroleum Network Inc.	Greece	US dollar
Home Inns & Hotels Management, Inc. (DR)	China	US dollar
ICON PLC (DR)	Ireland	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.50%	8/15/2039	$8,461,788

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - June 30, 2010

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 7.0%
Diversified Consumer Services - 1.2%
Matthews International Corporation	947,413	$27,740,253

Hotels, Restaurants & Leisure - 2.1%
International Speedway Corporation, Class A	928,308	23,913,214
Jack in the Box Inc.(1)	1,372,308	26,691,391

		50,604,605

Media - 1.9%
Meredith Corporation	1,129,755	35,169,273
World Wrestling Entertainment, Inc., Class A	587,620	9,143,367

		44,312,640

Specialty Retail - 1.8%
Rent-A-Center, Inc.(1)	2,056,162	41,657,842

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.0%
Ruddick Corporation	738,805	22,895,567

Tobacco - 1.4%
Universal Corporation	844,186	33,497,300

ENERGY - 10.1%
Energy Equipment & Services - 5.6%
Atwood Oceanics, Inc.(1)	488,625	12,469,710
Cal Dive International, Inc.(1)	4,335,079	25,360,212
Parker Drilling Company(1)	5,207,847	20,570,996
Patterson-UTI Energy, Inc.	2,699,031	34,736,529
RPC, Inc.	283,327	3,867,414
Seahawk Drilling, Inc.(1) (2)	802,702	7,802,263
Superior Energy Services, Inc.(1)	1,492,725	27,869,176

		132,676,300

Oil, Gas & Consumable Fuels - 4.5%
Comstock Resources, Inc.(1)	1,439,490	39,902,663
Forest Oil Corporation(1)	1,413,490	38,673,086
Holly Corporation	998,576	26,542,150

		105,117,899

FINANCIALS - 7.8%
Consumer Finance - 0.4%
The Student Loan Corporation	437,475	10,534,398

Diversified Financial Services - 1.3%
PICO Holdings, Inc.(1)	1,023,990	30,688,980

Insurance - 5.6%
Allied World Assurance Company Holdings, Ltd	432,355	19,620,270
Alterra Capital Holdings Limited	853,775	16,033,895
Aspen Insurance Holdings Limited	438,625	10,851,582
Assured Guaranty Ltd.	1,073,820	14,249,591
Endurance Specialty Holdings Ltd.	608,023	22,819,103
Platinum Underwriters Holdings, Ltd.	782,100	28,382,409
Stewart Information Services Corporation(2)	1,156,307	10,429,889
Willis Group Holdings Limited	331,279	9,954,934

		132,341,673

Real Estate Investment Trusts (REITS) - 0.5%
Pebblebrook Hotel Trust(1)	571,994	10,782,087

HEALTHCARE - 3.4%
Biotechnology - 0.3%
Enzon Pharmaceuticals, Inc.(1)	689,700	7,345,305

Health Care Equipment & Supplies - 1.2%
CONMED Corporation(1)(2)	1,507,159	28,078,372

Health Care Providers & Services - 1.9%
AMN Healthcare Services, Inc.(1)(2)	2,427,416	18,157,072
Cross Country Healthcare, Inc.(1)(2)	2,108,226	18,952,952
HealthSpring, Inc.(1)	488,091	7,570,291

		44,680,315

INDUSTRIALS - 21.8%
Aerospace & Defense - 1.5%
Spirit AeroSystems Holdings, Inc., Class A(1)	1,145,779	21,838,548
Teledyne Technologies Incorporated(1)	323,072	12,464,118

		34,302,666

Building Products - 1.1%
Quanex Building Products Corporation	1,523,726	26,345,223

Commercial Services & Supplies - 1.5%
Sykes Enterprises, Incorporated(1)(2)	2,458,094	34,978,678

Construction & Engineering - 4.2%
Comfort Systems USA, Inc.(2)	2,678,926	25,878,425
EMCOR Group, Inc.(1)	1,784,162	41,339,034
Granite Construction Incorporated	1,362,462	32,126,854

		99,344,313

Electrical Equipment - 2.2%
Acuity Brands, Inc.(2)	528,699	19,234,070
Woodward Governor Company	1,240,133	31,660,595

		50,894,665

Machinery - 3.2%
Astec Industries, Inc.(1)	1,081,981	30,003,333
IDEX Corporation	769,062	21,972,101
Mueller Industries, Inc.	916,624	22,548,950

		74,524,384

Marine - 0.6%
Kirby Corporation(1)	401,102	15,342,152

Professional Services - 6.0%
CRA International, Inc.(1)(2)	601,500	11,326,245
FTI Consulting, Inc.(1)	979,665	42,703,597
Hudson Highland Group, Inc.(1)	1,420,977	6,252,299
School Specialty, Inc.(1)(2)	1,697,153	30,667,555
Towers Watson & Co., Class A	848,187	32,952,065
TrueBlue, Inc.(1)	1,482,088	16,584,565

		140,486,326

Road & Rail - 1.5%
Arkansas Best Corporation	332,825	6,906,119
Ryder System, Inc.(2)	682,964	27,475,642

		34,381,761

INFORMATION TECHNOLOGY - 29.4%
Computers & Peripherals - 3.9%
Diebold, Incorporated	1,015,066	27,660,548
Imation Corp.(1)	932,289	8,567,736
Intermec, Inc.(1)	2,786,019	28,556,695
Lexmark International, Inc., Class A(1)	784,387	25,908,303

		90,693,282

Electronic Equipment & Instruments - 4.6%
Anixter International Inc.(1)	570,999	24,324,557
Arrow Electronics, Inc.(1)	1,004,647	22,453,860
Benchmark Electronics, Inc.(1)	1,246,901	19,763,381
Orbotech, Ltd.(1)(2)(3)	2,415,987	26,140,979
RadiSys Corporation(1)(2)	1,606,997	15,298,611

		107,981,388

Internet Software & Services - 1.7%
EarthLink, Inc.	1,936,240	15,412,470
Monster Worldwide, Inc.(1)	2,038,556	23,749,177

		39,161,647

IT Services - 4.4%
CACI International Inc(1)	803,450	34,130,556
ManTech International Corporation, Class A(1)	551,868	23,493,021
MAXIMUS, Inc.	287,241	16,622,637
SRA International, Inc., Class A(1)	1,531,753	30,129,582

		104,375,796

Semiconductors & Semiconductor Equipment - 5.2%
Actel Corporation(1)(2)	1,933,254	24,784,316
ATMI, Inc.(1)	312,439	4,574,107
Cymer, Inc.(1)	164,500	4,941,580
LTX Corporation(1)	3,786,188	10,714,912
Rudolph Technologies, Inc.(1)(2)	2,392,978	18,066,984
Ultra Clean Holdings, Inc.(1)(2)	1,619,696	13,799,810
Ultratech, Inc.(1)(2)	1,855,553	30,189,847
Varian Semiconductor Equipment Associates, Inc.(1)	539,746	15,469,120

		122,540,676

Software - 9.6%
Fair Isaac Corporation	1,063,966	23,183,819
Jack Henry and Associates, Inc.	820,020	19,582,078
Lawson Software, Inc.(1)	5,903,769	43,097,514
Manhattan Associates, Inc.(1)(2)	1,491,524	41,091,486
MicroStrategy Incorporated, Class A(1)	555,671	41,725,335
Progress Software Corporation(1)	813,949	24,442,888
Tyler Technologies, Inc.(1)	149,400	2,318,688
Websense, Inc.(1)	1,555,937	29,407,209

		224,849,017

MATERIALS - 3.5%
Chemicals - 3.1%
H.B. Fuller Company	1,948,933	37,010,238
Sensient Technologies Corporation	1,349,515	34,992,924

		72,003,162

Construction Materials - 0.4%
Eagle Materials Inc.	334,119	8,663,706

UTILITIES - 12.4%
Electrical Utilities - 9.0%
ALLETE, Inc.	1,186,487	40,625,315
Cleco Corporation	1,570,171	41,468,216
El Paso Electric Company(1)	1,050,132	20,320,054
The Empire District Electric Company	1,597,391	29,983,029
IDACORP, Inc.	1,084,297	36,074,561
Portland General Electric Company	2,350,380	43,082,465

		211,553,640

Gas Utilities - 0.6%
Northwest Natural Gas Company	352,840	15,373,239

Multi-Utilities - 2.8%
NorthWestern Corporation	1,300,448	34,071,738
Vectren Corporation	1,333,316	31,546,257

		65,617,995

Total common stocks (Cost $2,375,401,827)		2,296,367,252

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 6/30/10, due 7/1/10, maturity value $60,399,000(4) (Cost $60,399,000)	$60,399,000	$60,399,000

Total investments - 100.4% (Cost $2,435,800,827)		2,356,766,252

Other assets less liabilities - (0.4%)		(9,184,553)

Total net assets - 100.0%(5)		$2,347,581,699

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	The Fund considers the company to be from Israel. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.500%	8/15/2039	$61,610,484

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN FUNDS, INC.

Notes to Form NQ – June 30, 2010 (Unaudited)

(A)	Organization:

As of June 30, 2010, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of twelve open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Opportunistic Growth Fund (“Opportunistic Growth Fund” or “Opportunistic Growth”)
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”).

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Opportunistic Growth Fund and Opportunistic Value Fund had the ability to invest, and did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

(C)	Fair Value Measurements:

Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

-	Level 1 – quoted prices in active markets for identical investments
-	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc.)
-	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2010:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities (1)
Emerging Asia	$4,332,398	$140,033,957		—	$144,366,355
Latin America	77,751,299	—		—	77,751,299
Emerging Europe, Middle East & Africa	6,805,943	69,956,980		—	76,762,923
Developed Markets	1,549,317	4,312,014		—	5,861,331
Repurchase Agreements	—	11,135,000		—	11,135,000
Total	$90,438,957	$225,437,951	(2)	—	$315,876,908
Global Equity
Equity Securities (1)
Americas	$3,125,839	$—		—	$3,125,839
Emerging Markets	331,159	938,331		—	1,269,490
Europe	—	3,394,629		—	3,394,629
Middle East	240,090	—		—	240,090
Pacific Basin	—	615,466		—	615,466
Repurchase Agreements	—	173,000		—	173,000
Total	$3,697,088	$5,121,426	(2)	—	$8,818,514
Global Value
Equity Securities (1)
Americas	$16,030,486	$—		—	$16,030,486
Emerging Markets	—	—		—	—
Europe	997,777	9,967,032		—	10,964,809
Pacific Basin	—	1,984,824		—	1,984,824
Repurchase Agreements	—	1,555,000		—	1,555,000
Total	$17,028,263	$13,506,856	(2)	—	$30,535,119
International
Equity Securities (1)
Americas	$641,621,479	$—		—	$641,621,479
Emerging Markets	404,390,847	648,745,311		—	1,053,136,158
Europe	—	5,386,206,451		—	5,386,206,451
Middle East	35,469,606	—		—	35,469,606
Pacific Basin	—	1,198,165,752		—	1,198,165,752
Repurchase Agreements	—	524,541,000		—	524,541,000
Total	$1,081,481,932	$7,757,658,514	(2)	—	$8,839,140,446
International Small Cap
Equity Securities (1)
Americas	$28,712,215	$—		—	$28,712,215
Emerging Markets	6,498,045	148,021,819		—	154,519,864
Europe	—	359,181,985		—	359,181,985
Pacific Basin	—	80,654,854		—	80,654,854
Repurchase Agreements	—	47,196,000		—	47,196,000
Total	$35,210,260	$635,054,658	(2)	—	$670,264,918
International Value
Equity Securities (1)
Americas	$521,618,601	$—		—	$521,618,601
Emerging Markets	—	14,087,684		—	14,087,684
Europe	84,030,299	1,659,065,682		—	1,743,095,981
Pacific Basin	—	316,263,014		—	316,263,014
Repurchase Agreements	—	208,963,000		—	208,963,000
Total	$605,648,900	$2,198,379,380	(2)	—	$2,804,028,280
Mid Cap
Equity Securities (1)	$4,000,692,672	—		—	$4,000,692,672
Repurchase Agreements	—	$145,782,000		—	145,782,000
Total	$4,000,692,671	$145,782,000		—	$4,146,474,672
Mid Cap Value
Equity Securities (1)	$5,053,486,274	—		—	$5,053,486,274
Repurchase Agreements	—	$173,825,000		—	173,825,000
Total	$5,053,486,274	$173,825,000		—	$5,227,311,274
Opportunistic Growth Fund
Equity Securities (1)
Consumer Discretionary	$4,585,016	$3,448,198		—	$8,033,214
Energy	1,348,913	—		—	1,348,913
Financials	3,346,225	—		—	3,346,225
Health Care	6,533,446	—		—	6,533,446
Industrials	8,667,896	—		—	8,667,896
Information Technology	21,991,692	2,830,459		—	24,822,151
Repurchase Agreements	—	6,557,000		—	6,557,000
Total	$46,473,188	$12,835,657	(2)	—	$59,308,845
Opportunistic Value Fund
Equity Securities (1)	$237,468,934	—		—	$237,468,934
Repurchase Agreements	—	$4,201,000		—	4,201,000
Total	$237,468,934	$4,201,000		—	$241,669,934
Small Cap Fund
Equity Securities (1)	$311,808,901	—		—	$311,808,901
Repurchase Agreements	—	$8,293,000		—	8,293,000
Total	$311,808,901	$8,293,000		—	$320,101,901
Small Cap Value Fund
Equity Securities (1)	$2,296,367,252	—		—	$2,296,367,252
Repurchase Agreements	—	$60,399,000		—	60,399,000
Total	$2,296,367,252	$60,399,000		—	$2,356,766,252

(1)	See Fund’s Schedule of Investments for sector or country classifications.
(2)	Includes securities trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading.

(D)	Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would suffer a loss.

(E)	Depositary receipts:

Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(F)	Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(G)	Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Opportunistic Growth Fund, and Opportunistic Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(H)	Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the nine months ended June 30, 2010 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$217,907,960	$51,539,930
Global Equity(1)	11,320,382	1,457,674
Global Value	11,179,560	8,771,112
International	4,776,122,185	5,708,186,531
International Small Cap	376,591,333	375,917,578
International Value	1,343,781,366	404,345,083
Mid Cap	2,132,667,686	2,268,304,873
Mid Cap Value	2,284,484,312	1,472,081,337
Opportunistic Growth	45,932,044	36,284,493
Opportunistic Value	191,936,320	125,439,679
Small Cap	173,711,321	285,716,541
Small Cap Value	1,016,020,091	670,124,150

(1)	For the period of commencement of operations (March 29, 2010) through June 30, 2010.

(I)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2010 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$322,656,304	$17,662,274	$(24,441,670)	$(6,779,396)
Global Equity	9,810,083	63,110	(1,054,679)	(991,569)
Global Value	28,087,207	3,601,719	(1,153,807)	2,447,912
International	8,742,506,676	891,121,302	(794,487,532)	96,633,770
International Small Cap	626,732,449	118,324,519	(74,792,050)	43,532,469
International Value	2,803,607,347	141,757,980	(141,337,047)	420,933
Mid Cap	3,422,005,939	876,073,718	(151,604,985)	724,468,733
Mid Cap Value	5,189,152,374	355,378,278	(317,219,378)	38,158,900
Opportunistic Growth	54,231,995	7,108,548	(2,031,698)	5,076,850
Opportunistic Value	250,981,214	6,717,827	(16,029,107)	(9,311,280)
Small Cap	269,172,788	63,710,637	(12,781,524)	50,929,113
Small Cap Value	2,452,637,962	177,146,993	(273,018,703)	(95,871,710)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(J)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the nine months ended June 30, 2010. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the nine months ended June 30, 2010.

Fund	Security	As of 9/30/09	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	As of 6/30/10
		Share Balance					Share Balance	Value
	Global Value
	Arch Capital Group Ltd.(2)(3)	13,901	$94,343	$34,134	$(25)	$—	14,723	$1,096,864
	Signet Jewelers Ltd.(2)(3)(5)	46,757	183,327	31,256	1,649	—	51,898	1,427,195
	Total(4)		$277,670	$65,390	$1,624	$—		$1,096,864
	International Value
	Arch Capital Group Ltd.(2)(3)	1,276,234	$17,658,976	$2,666,744	$70,505	$—	1,494,532	$111,342,634
	Savills Plc(2)	4,373,849	18,792,247	—	—	539,551	8,263,361	33,831,939
	Signet Jewelers Ltd.(2)(3)(5)	3,212,986	41,108,050	16,605,638	3,102,365	—	4,211,097	115,805,168
	Total(4)		$77,559,273	$19,272,382	$3,172,870	$539,551		$145,174,573
	Mid Cap
	athenahealth, Inc.(2)(3)	833,900	$38,205,101	$845,726	$(245,373)	$—	1,754,100	$45,834,633
	Total(4)		$38,205,101	$845,726	$(245,373)	$—		$45,834,633
	Mid Cap Value
	Acuity Brands, Inc.	2,418,315	$10,981,976	$37,438,658	$1,189,957	$916,597	1,816,815	$66,095,730
	Alleghany Corporation(3)	475,576	8,070,608	187	(31)	—	516,401	151,460,413
	Arch Capital Group Ltd.(2)(3)	1,414,873	17,874,848	—	—	—	1,667,173	124,204,389
	Ingram Micro Inc., Class A(2)(3)	6,496,000	30,088,117	—	—	—	8,219,600	124,855,724
	Ryder System, Inc.(2)	1,844,300	12,542,848	200,567	(65,600)	1,543,650	2,159,500	86,876,685
	Total(4)		$79,558,397	$37,639,412	$1,124,326	$2,460,247		$553,492,941
	Opportunistic Value
	Arch Capital Group Ltd.(2)(3)	69,700	$4,950,977	$—	$—	$—	139,000	$10,355,500
	Ingram Micro Inc., Class A(2)(3)	360,500	3,206,727	104,825	(10,181)	—	539,300	8,191,967
	Total(4)		$8,157,704	$104,825	$(10,181)	$—		$18,547,467
	Small Cap
	Astec Industries, Inc.(2)(5)	140,900	$—	$3,705,424	$(176,209)	$—	—	$—
	athenahealth, Inc.(2)(3)	110,800	5,105,656	1,960,100	(196,178)	—	195,000	5,095,350
	Total(4)		$5,105,656	$5,665,524	$(372,387)	$—		$5,095,350
	Small Cap Value
	Actel Corporation(2)(3)	1,305,900	$7,714,217	$91,605	$32,415	$—	1,933,254	$24,784,316
	Acuity Brands, Inc.	897,200	1,266,748	17,616,127	(180,752)	324,155	528,699	19,234,070
	AMN Healthcare Services, Inc.(3)	2,231,300	1,804,614	81,213	12,497	—	2,427,416	18,157,072
	Astec Industries, Inc.(2)(3)(5)	668,100	13,548,902	3,945,221	415,692	—	1,081,981	30,003,333
	Comfort Systems USA, Inc.(2)	1,700,600	11,327,084	113,317	18,366	368,965	2,678,926	25,878,425
	CONMED Corporation(2)(3)	1,066,900	9,520,926	94,419	31,560	—	1,507,159	28,078,372
	CRA International, Inc.(2)(3)	—	14,277,829	622,765	46,070	—	601,500	11,326,245
	Cross Country Healthcare, Inc.(3)	2,147,700	1,769,407	4,019,750	(1,641,159)	—	2,108,226	18,952,952
	Diamond Management & Technology Consultants, Inc.(5)	1,658,000	—	12,615,402	1,055,878	176,187	—	—
	Hudson Highland Group, Inc.(2)(3)(5)	1,220,200	895,359	12,325	21,089	—	1,420,977	6,252,299
	Manhattan Associates, Inc.(3)	1,503,300	2,746,944	3,085,257	511,719	—	1,491,524	41,091,486
	Medical Staffing Network Holdings, Inc.(3)(5)	1,577,900	—	9,485,791	(9,445,231)	—	—	—
	Orbotech, Ltd.(3)	2,243,779	1,937,003	373,622	(80,843)	—	2,415,987	26,140,979
	Quanex Building Products Corporation(5)	2,030,475	3,431,106	11,743,698	289,015	151,385	1,523,726	26,345,223
	RadiSys Corporation(3)	1,294,500	2,705,816	42,481	27,086	—	1,606,997	15,298,611
	Rudolph Technologies, Inc.(3)	1,922,600	3,613,539	53,919	30,716	—	2,392,978	18,066,984
	Ryder System, Inc.(2)	482,500	10,524,237	2,707,483	1,616,830	441,925	682,964	27,475,642
	School Specialty, Inc.(2)(3)	851,600	19,072,237	113,751	44,619	—	1,697,153	30,667,555
	Seahawk Drilling, Inc.(2)(3)	366,100	10,313,737	74,614	(30,937)	—	802,702	7,802,263
	Stewart Information Services Corporation	1,120,678	432,975	52,134	6,953	58,089	1,156,307	10,429,889
	Sykes Enterprises, Incorporated(2)(3)	445,300	43,323,883	1,578,129	494,684	—	2,458,094	34,978,678
	Ultra Clean Holdings, Inc.(3)	1,455,900	1,416,607	538,043	(134,805)	—	1,619,696	13,799,810
	Ultratech, Inc.(3)	1,434,300	5,860,451	78,759	35,345	—	1,855,553	30,189,847
	Total(4)		$167,503,621	$69,139,825	$(6,823,193)	$1,520,706		$402,353,196

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was not an affiliate as of September 30, 2009.
(3)	Non-income producing security.
(4)	Total value as of June 30, 2010 is presented for only those issuers that were affiliates as of June 30, 2010.
(5)	Issuer was no longer an affiliate as of June 30, 2010.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 27, 2010

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer

Date:	August 27, 2010